Financial Instruments Assets and Liabilities Measured on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Other selected financial assets
Held-to-maturity debt securities, carried at amortized cost	$ 1,513	[1],[2]	$ 1,587	[1],[2]
Private equity securities, carried at equity method or at cost	1,239	[2],[3]	1,020	[2],[3]
Total	2,752	[2]	2,607	[2]
Total	38,850		35,383
Other financial liabilities
Short-term borrowings, carried at historical proceeds, as adjusted	6,424	[2],[4]	4,016	[2],[4]
Long-term debt, carried at historical proceeds, as adjusted	31,036	[4],[5],[6]	34,926	[4],[5],[6]
Total	37,460	[4]	38,942	[4]
Total	38,164	[4]	40,707	[4]
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets measured at fair value on a recurring basis	36,098	[7],[8]	32,776	[7],[8]
Financial instruments measured at fair value on a recurring basis:
Financial liabilities measured at fair value on a recurring basis	704	[7],[9]	1,765	[7],[9]
Fair Value, Measurements, Recurring [Member] | Trading securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets measured at fair value on a recurring basis	142	[10],[7]	154	[10],[7]
Fair Value, Measurements, Recurring [Member] | Available-for-sale debt securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets measured at fair value on a recurring basis	32,584	[1],[7]	29,179	[1],[7]
Fair Value, Measurements, Recurring [Member] | Available-for-sale money market funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets measured at fair value on a recurring basis	1,727	[11],[7]	1,727	[11],[7]
Fair Value, Measurements, Recurring [Member] | Available-for-sale equity securities, excluding money market funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets measured at fair value on a recurring basis	263	[1],[7]	317	[1],[7]
Fair Value, Measurements, Recurring [Member] | Interest rate swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets measured at fair value on a recurring basis	1,036	[7],[8]	1,033	[7],[8]
Financial instruments measured at fair value on a recurring basis:
Financial liabilities measured at fair value on a recurring basis	33	[7],[9]	14	[7],[9]
Fair Value, Measurements, Recurring [Member] | Foreign currency forward-exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets measured at fair value on a recurring basis	152	[7],[8]	349	[7],[8]
Financial instruments measured at fair value on a recurring basis:
Financial liabilities measured at fair value on a recurring basis	243	[7],[9]	355	[7],[9]
Fair Value, Measurements, Recurring [Member] | Foreign currency swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets measured at fair value on a recurring basis	194	[7],[8]	17	[7],[8]
Financial instruments measured at fair value on a recurring basis:
Financial liabilities measured at fair value on a recurring basis	$ 428	[7],[9]	$ 1,396	[7],[9]

[1]	Gross unrealized gains and losses are not significant.
[2]	The differences between the estimated fair values and carrying values of held to maturity debt securities, private equity securities at cost and short-term borrowings not measured at fair value on a recurring basis were not significant as of December 31, 2012 or December 31, 2011. The fair value measurements of our held-to-maturity debt securities and our short-term borrowings are based on Level 2 inputs, using a market approach. The fair value measurements of our private equity securities at cost are based on Level 3 inputs, using a market approach.
[3]	Our private equity securities represent investments in the life sciences sector.
[4]	Some carrying amounts may include adjustments for discount or premium amortization or for the effect of interest rate swaps designated as hedges.
[5]	The fair value of our long-term debt (not including the current portion of long-term debt) is $37.5 billion as of December 31, 2012 and $40.1 billion as of December 31, 2011. The fair value measurements for our long-term debt are based on Level 2 inputs, using a market approach.
[6]	Includes foreign currency debt with fair values of $809 million as of December 31, 2012 and $919 million as of December 31, 2011, which are used as hedging instruments.
[7]	We use a market approach in valuing financial instruments on a recurring basis. See also Note 1E. Basis of Presentation and Significant Accounting Policies: Fair Value. All of our financial assets and liabilities measured at fair value on a recurring basis use Level 2 inputs in the calculation of fair value, except less than 1% that use Level 1 or Level 3 inputs.
[8]	Designated as hedging instruments, except for certain contracts used as offsets; namely, foreign currency forward-exchange contracts with fair values of $102 million as of December 31, 2012; and foreign currency forward-exchange contracts with fair values of $169 million and interest rate swaps with fair values of $8 million as of December 31, 2011.
[9]	Designated as hedging instruments, except for certain contracts used as offsets; namely, foreign currency forward-exchange contracts with fair values of $141 million and foreign currency swaps with fair values of $129 million as of December 31, 2012; and foreign currency forward-exchange contracts with fair values of $141 million and foreign currency swaps with fair values of $123 million as of December 31, 2011.
[10]	Trading securities are held in trust for legacy business acquisition severance benefits.
[11]	Includes $408 million as of December 31, 2012 and $357 million as of December 31, 2011 of money market funds held in trust in connection with the asbestos litigation involving Quigley Company, Inc., a wholly owned subsidiary. As of December 31, 2011, this amount includes approximately $625 million of money market funds that were held in escrow to secure certain of Wyeth’s payment obligations under its 1999 Nationwide Class Action Settlement Agreement, which relates to litigation against Wyeth concerning its former weight-loss products, Redux and Pondimin. The amounts held in escrow at December 31, 2011 were released from restriction during 2012 and classified as part of Short-term investments.